Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of share capital
A.	The Company’s share capital (in thousands of ordinary shares)

	Ordinary shares
	2023	2024
Issued and paid-up share capital as of December 31	235,597	215,777
Authorized share capital	500,000	500,000

Schedule of issued share capital

Share capital (in thousands of shares of NIS 5 par value per share)

	Ordinary shares
	2023	2024
Issued as of January 1	258,564	235,597
Repurchase of treasury shares	(32,016)	(26,043)
Exercise of warrants during the period	3,559	3
Exercise of share options and RSUs during the period	5,490	6,220
Issued and paid-in share capital as of December 31	235,597	215,777

Schedule of movement in the foreign currency translation reserve

	For the year ended December 31,
		2022	2023	2024

	Currency	Thousand USD
Net change in foreign currency translation reserve for:
GIS	GBP	(1,221)	205	6
Admatec-Formatec	EURO	302	85	(170)
Essemtec and Nano Swiss	CHF	114	1,910	(1,597)
Other		(19)	146	(124)
		(824)	2,346	(1,885)